BALANCE SHEETS - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and Cash Equivalents	$ 1,395,025	$ 4,640,603	$ 6,591,128
Accounts Receivables	6,680,260	2,609,520	0
Note receivable	3,713,228	3,097,981	0
Other receivables	39,242	5,771	0
Prepayments	2,941,094	61,707	0
Total current assets	14,768,849	10,415,582	6,591,128
Non current Assets:
Property and equipment, net	138,339	0	0
Right of use assets	2,436,890	2,813,186	0
Intangible asset, net	41,841	49,029	0
Rental deposit	268,226	264,910
Total non-current assets	2,885,295	3,127,125
Total Assets:	17,654,144	13,542,707	6,591,128
Current Liabilities:
Account payables	226,850	8,176	0
Accrued expenses	172,086	263,355	32,000
Tax payables	150,709	828,695	0
Amount due to related parties	668,500	416,500	1,754,515
Lease liabilities, current	569,060	569,865	0
Other payables	851,195	90,633	0
Total Current Liabilities	2,638,401	2,177,224	1,786,515
Lease liabilities, non current	2,087,480	2,471,598	0
Total Liabilities	4,725,881	4,648,822	1,786,515
Stockholders' Equity:
Common Stock; $0.00 per share par value; 305,451,498 issued and outstanding at June 31, 2021 and December 31, 2020	0	0	0
Additional Paid in Capital	6,057,520	6,057,520	222,020
Share to be issued		0	5,000,000
Accumulated other comprehensive income	708,728	578,735	0
Retained Earning	6,162,015	2,257,630	(417,407)
Total Stockholders' Equity	12,928,263	8,893,885	4,804,613
Total Liabilities and Stockholders' Equity	$ 17,654,144	$ 13,542,707	$ 6,591,128